Segment Information	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment Information

Note 3: Segment Information

The Company is organized as five reportable segments, reflecting how the businesses are managed. The segments offer products and services to target customers as described below.

Legal Professionals

Serves law firms and governments with research and workflow products powered by leading-edge technologies, including generative AI, focusing on intuitive legal research and integrated legal workflow solutions that combine content, tools and analytics.

Corporates

Serves corporations, ranging from small businesses to multinational organizations, including the seven largest global accounting firms, with the Company’s full suite of content-driven products, powered by leading-edge technologies, including generative AI, and integrated compliance workflow solutions to help them achieve their business outcomes.

Tax & Accounting Professionals

Serves tax, audit and accounting firms (other than the seven largest, which are served by the Corporates segment) with research and workflow products powered by leading-edge technologies, including generative AI.

Reuters News

Supplies business, financial and global news and data to the world’s media organizations, professionals and news consumers through Reuters News Agency, Reuters.com, Reuters Events, Thomson Reuters products and to financial firms exclusively via LSEG products.

Global Print

Provides legal and tax information primarily in print format to customers around the world and provides commercial printing services to a wide range of book publishers.

Information by segment and reconciliations to the consolidated income statement are set forth below:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2025	2024	2025	2024
Revenues
Legal Professionals	709	727	1,402	1,448
Corporates	472	442	1,013	949
Tax & Accounting Professionals	277	250	637	578
Reuters News	218	205	414	415
Global Print	114	123	230	247
Eliminations/Rounding	(5)	(7)	(11)	(12)
Revenues	1,785	1,740	3,685	3,625

Adjusted EBITDA
Legal Professionals	339	327	675	669
Corporates	169	163	382	356
Tax & Accounting Professionals	113	91	323	272
Reuters News	45	51	84	111
Global Print	41	43	85	90
Total reportable segments adjusted EBITDA	707	675	1,549	1,498
Corporate costs	(29)	(29)	(62)	(46)
Fair value adjustments(1)	(17)	4	(34)	2
Depreciation	(28)	(29)	(55)	(57)
Amortization of computer software	(178)	(154)	(352)	(307)
Amortization of other identifiable intangible assets	(24)	(23)	(49)	(48)
Other operating gains (losses), net	5	(29)	2	(70)
Operating profit	436	415	999	972
Net interest expense	(35)	(36)	(65)	(76)
Other finance (costs) income	(48)	2	(58)	24
Share of post-tax (losses) earnings in equity method investments	(4)	61	(10)	53
Tax (expense) benefit	(52)	402	(144)	335
Earnings from continuing operations	297	844	722	1,308

(1)
Includes acquired deferred revenue of $10 million (2024 - $2 million) and $20 million (2024 - $6 million) in the three and six months ended June 30, 2025, respectively.

Reuters News revenues included $5 million (2024 - $7 million) and $11 million (2024 - $12 million) in the three and six months ended June 30, 2025, respectively, primarily from content-related services that it provided to the Legal Professionals, Corporates and Tax & Accounting Professionals segments.

In accordance with IFRS 8, Operating Segments, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. The profitability measure is defined below and may not be comparable to similar measures of other companies.

Segment Adjusted EBITDA

•
Segment adjusted EBITDA represents earnings or loss from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of computer software and other identifiable intangible assets, the Company’s share of post-tax earnings or losses in equity method investments, other operating gains or losses, certain asset impairment charges, corporate related items and fair value adjustments, including those related to acquired deferred revenue.
•
The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.

Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology-related services, commercial operations, marketing costs, and product and content development. Additionally, product costs are allocated when one segment sells products managed by another segment. Corporate costs, which includes expenses for centrally managed functions such as finance, legal and human resources, are not allocated to the segments.